Parent Company	12 Months Ended
Dec. 31, 2016
Parent Company [Abstract]
Parent Company
NOTE 21 PARENT COMPANY

On August 23, 2016, PNC Funding Corp, a wholly-owned indirect non-bank subsidiary of the parent company, was merged into the parent company with all assets and liabilities transferred to the parent company at historical cost. As a result, the summarized financial information for all periods is presented in the following tables on a combined basis.

Summarized financial information of the parent company is as follows:

Table 99: Parent Company – Income Statement

Year ended December 31 - in millions	2016	2015	2014
Operating Revenue
Dividends from:
Bank subsidiaries and bank holding company	$2,906	$3,110	$3,115
Non-bank subsidiaries	130	49	115
Interest income	93	82	88
Noninterest income	13	56	80
Total operating revenue	3,142	3,297	3,398
Operating Expense
Interest expense	197	193	227
Other expense	108	89	127
Total operating expense	305	282	354
Income before income taxes and equity in undistributed net income of
subsidiaries	2,837	3,015	3,044
Income tax benefits	(96)	(98)	(60)
Income before equity in undistributed net income of subsidiaries	2,933	3,113	3,104
Equity in undistributed net income of subsidiaries:
Bank subsidiaries and bank holding company	818	736	854
Non-bank subsidiaries	153	257	226
Net income	$3,904	$4,106	$4,184
Other comprehensive income, net of tax:
Net pension and other postretirement benefit plan activity arising during the period	13	(3)	(17)
Other comprehensive income (loss)	13	(3)	(17)
Comprehensive income	$3,917	$4,103	$4,167

Table 100: Parent Company – Balance Sheet

December 31 - in millions	2016	2015
Assets
Cash held at banking subsidiary	$1	$1
Restricted deposits with banking subsidiary	175
Nonrestricted interest-earning deposits	4,684	3,077
Restricted interest-earning deposits		300
Investments in:
Bank subsidiaries and bank holding company	42,361	41,919
Non-bank subsidiaries	2,859	2,747
Bank debt securities with affiliates		1,850
Loans with affiliates	1,358	1,669
Other assets	1,322	1,724
Total assets	$52,760	$53,287
Liabilities
Subordinated debt (a)	$2,242	$2,267
Senior debt (a)	3,959	5,264
Other borrowed funds from affiliates	223	347
Accrued expenses and other liabilities	637	699
Total liabilities	7,061	8,577
Equity
Shareholders' equity	45,699	44,710
Total liabilities and equity	$52,760	$53,287
(a)	See Note 10 Borrowed Funds for additional information on contractual rates and maturity dates of senior debt and subordinated debt for parent company.

In connection with certain affiliates’ commercial and residential mortgage servicing operations, the parent company has committed to maintain such affiliates’ net worth above minimum requirements.

Table 101: Parent Company – Interest Paid and Income Tax Refunds (Payments)

		Income Tax
	Interest	Refunds /
Year ended December 31 - in millions	Paid	(Payments)
2016	$317	$183
2015	$404	$64
2014	$442	$(10)

Table 102: Parent Company – Statement of Cash Flows

Year ended December 31 - in millions	2016	2015	2014
Operating Activities
Net income	$3,904	$4,106	$4,184
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net earnings of subsidiaries	(971)	(993)	(1,080)
Other	142	149	122
Net cash provided (used) by operating activities	3,075	3,262	3,226
Investing Activities
Net change in loans and securities from affiliates	2,161	(185)	2,098
Net change in restricted deposits with banking subsidiary	(175)	400
Net change in nonrestricted interest-earning deposits	(1,607)	3,244	(2,455)
Net change in restricted interest-earning deposits	300	(300)
Other	266	(82)	(82)
Net cash provided (used) by investing activities	945	3,077	(439)
Financing Activities
Net change in other borrowed funds from affiliates	(124)	(100)	(14)
Net change in senior debt	(1,252)	(1,888)	(1,379)
Net change in subordinated debt	17	(580)	762
Preferred stock issuances	519
Preferred stock redemptions		(500)
Common and treasury stock issuances	151	139	252
Acquisition of treasury stock	(2,062)	(2,152)	(1,176)
Preferred stock cash dividends paid	(209)	(219)	(232)
Common stock cash dividends paid	(1,060)	(1,039)	(1,000)
Net cash provided (used) by financing activities	(4,020)	(6,339)	(2,787)
Cash held at banking subsidiary at beginning of year	1	1	1
Cash held at banking subsidiary at end of year	$1	$1	$1